Summary of Significant Accounting Policies (Details) - Schedule of Basic and Diluted Net Income (Loss) Per Share of Common Stock - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Class A – Public shares [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Basic and Diluted Net Income (Loss) Per Share of Common Stock [Line Items]
Allocation of net income (loss)	$ (67,421)	$ 738,688	$ (453,439)	$ 3,384,097
Basic weighted average number of shares of common stock outstanding	1,436,589	22,120,073	2,017,374	23,122,479	17,420,341	19,931,507
Basic net income (loss) per share of common stock	$ (0.05)	$ 0.03	$ (0.22)	$ 0.15	$ 0.1	$ (0.06)
Class A – Private placement shares [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Basic and Diluted Net Income (Loss) Per Share of Common Stock [Line Items]
Allocation of net income (loss)	$ (259,999)	$ 18,033	$ (847,832)	$ 79,032
Basic weighted average number of shares of common stock outstanding	5,540,000	540,000	3,772,044	540,000	540,000	430,521
Basic net income (loss) per share of common stock	$ (0.05)	$ 0.03	$ (0.22)	$ 0.15	$ 0.1	$ (0.06)
Class B Common stock [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Basic and Diluted Net Income (Loss) Per Share of Common Stock [Line Items]
Basic weighted average number of shares of common stock outstanding					6,250,000
Basic net income (loss) per share of common stock					$ 0.1
Class B Common stock [Member] | Common Stock [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Basic and Diluted Net Income (Loss) Per Share of Common Stock [Line Items]
Allocation of net income (loss)	$ (58,664)	$ 208,715	$ (678,338)	$ 914,720
Basic weighted average number of shares of common stock outstanding	1,250,000	6,250,000	3,017,956	6,250,000		6,097,945
Basic net income (loss) per share of common stock	$ (0.05)	$ 0.03	$ (0.22)	$ 0.15		$ (0.06)